SEGMENT INFORMATION (Tables)	12 Months Ended
Jan. 03, 2015
Segment Information
Financial information, by reportable segment from continuing operations

(In millions)	2014	2013	2012

Net sales to unaffiliated customers
Pressure-sensitive Materials	$4,658.1	$4,455.0	$4,257.6
Retail Branding and Information Solutions	1,591.6	1,611.1	1,535.0
Vancive Medical Technologies	80.6	73.9	70.9

Net sales to unaffiliated customers	$6,330.3	$6,140.0	$5,863.5

Intersegment sales
Pressure-sensitive Materials	$63.2	$64.6	$60.9
Retail Branding and Information Solutions	2.4	2.4	3.8
Vancive Medical Technologies	9.6	3.6	.8

Intersegment sales	$75.2	$70.6	$65.5

Income from continuing operations before taxes
Pressure-sensitive Materials	$434.4	$442.8	$359.7
Retail Branding and Information Solutions	87.9	81.7	53.3
Vancive Medical Technologies	(11.7)	(8.3)	(16.2)
Corporate expense	(82.9)	(94.1)	(86.3)
Interest expense	(63.3)	(59.0)	(72.9)

Income from continuing operations before taxes	$364.4	$363.1	$237.6

Capital expenditures
Pressure-sensitive Materials	$110.5	$81.1	$64.8
Retail Branding and Information Solutions	39.6	42.4	24.7
Vancive Medical Technologies	2.1	1.2	3.4

Capital expenditures	$152.2	$124.7	$92.9

Depreciation and amortization expense
Pressure-sensitive Materials	$116.0	$113.5	$112.8
Retail Branding and Information Solutions	81.4	86.7	93.9
Vancive Medical Technologies	4.2	4.1	4.3

Depreciation and amortization expense	$201.6	$204.3	$211.0

Other expense, net by reportable segment
Pressure-sensitive Materials	$41.6	$10.8	$33.5
Retail Branding and Information Solutions	22.0	20.0	24.8
Vancive Medical Technologies	4.2	.1	4.8
Corporate	.4	5.7	5.7

Other expense, net	$68.2	$36.6	$68.8

Other expense, net by type
Restructuring costs:
Severance and related costs	$54.7	$27.2	$49.3
Asset impairment charges and lease and other contract cancellation costs	11.4	13.1	6.5
Other items:
Charitable contribution to Avery Dennison Foundation	–	10.0	–
Indefinite-lived intangible asset impairment charge	3.0	–	7.0
Gain on sale of product line	–	–	(.6)
Gains on sales of assets	(2.5)	(17.8)	–
Loss (gain) from curtailment and settlement of pension obligation	1.6	(1.6)	–
Legal settlements	–	2.5	–
Product line exits	–	–	3.9
Divestiture-related costs (1)	–	3.2	2.7

Other expense, net	$68.2	$36.6	$68.8

(1)	Represents only the portion allocated to continuing operations.

Summary of net sales to unaffiliated customers

(In millions)	2014	2013	2012

Net sales to unaffiliated customers
U.S.	$1,529.4	$1,537.6	$1,528.3
Europe	2,074.4	1,958.4	1,851.1
Asia	1,914.2	1,823.5	1,627.6
Latin America	522.9	515.6	501.2
Other international	289.4	304.9	355.3

Net sales to unaffiliated customers	$6,330.3	$6,140.0	$5,863.5

Summary of property, plant and equipment, net

(In millions)	2014	2013	2012

Property, plant and equipment, net
U.S.	$261.5	$279.6	$340.2
International	613.8	642.9	675.3

Property, plant and equipment, net	$875.3	$922.5	$1,015.5